FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

NOTE 22 – FINANCIAL AND CAPITAL RISK MANAGEMENT

Financial risk management

The Group’s activities expose it to a variety of financial risks, including the effects of changes in debt and equity market prices, foreign currency exchange rates and interest rates. The Group’s overall risk management programmes focus on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. Risk management is carried out under policies approved by Board of Directors.

NOTE 22 – FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

Foreign currency risk

The table below summarizes the Group’s exposure to foreign exchange rate risk at 31 December 2025 and 2024 in terms of TRY equivalents of foreign currency denominated assets and liabilities.

	As of 31 December 2025
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	794,303	13,164	86	1,407	808,960
Financial investments	1,947,659	22,916	—	—	1,970,575
Trade receivables	44,133	10,462	—	—	54,595
Other current assets	33	—	—	—	33

Total assets	2,786,128	46,542	86	1,407	2,834,163

Liabilities:
Trade payables and payables to merchants	(2,718,908)	(28,039)	(52)	(50)	(2,747,049)
Other current liabilities	(194,459)	(112)	—	—	(194,571)

Total liabilities	(2,913,367)	(28,151)	(52)	(50)	(2,941,620)

Net foreign currency position	(127,239)	18,391	34	1,357	(107,457)

	As of 31 December 2024
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	569,700	15,337	58	47	585,142
Financial investments	3,082,805	—	—	—	3,082,805
Trade receivables	226,746	46,613	—	—	273,359
Other current assets	30	—	—	—	30

Total assets	3,879,281	61,950	58	47	3,941,336

Liabilities:
Trade payables and payables to merchants	(1,826,110)	(17,767)	—	(42)	(1,843,919)
Provisions	(32,758)	(312)	—	—	(33,070)

Total liabilities	(1,858,868)	(18,079)	—	(42)	(1,876,989)

Net foreign currency position	2,020,413	43,871	58	5	2,064,347

NOTE 22 – FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

Foreign currency risk (Continued)

The Group is exposed to foreign exchange risk through the impact of rate changes in the translation of foreign currency denominated liabilities to local currency. These risks are monitored and limited by analysing foreign currency position through obtaining positions within the approved limits.

At 31 December 2025, if the US Dollar had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY12,724 thousand higher/lower (2024: Loss before tax would have been TRY202,041 thousand lower/higher), mainly as a result of foreign exchange losses/gains on the translation of US Dollar assets and liabilities.

At 31 December 2025, if the Euro had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY1,839 thousand lower/higher (2024: Loss before tax would have been TRY4,387 thousand lower/higher), mainly as a result of foreign exchange losses/gains on the translation of Euro assets and liabilities.

Credit risk

The substantial portion of the Group’s revenues was generated from transactions made via credit cards. Therefore, the resulting accounts receivable balances are secured by banks, the issuers of credit cards. In this context, the credit risk of the Group is substantially mitigated for credit card receivables. The Group also sells its products through BNPL receivables and loan receivables. Credit risk is monitored on an ongoing basis by the Group with an established policy, procedures and control relating to customer credit risk management.

As 31 December 2025 and 2024, expected credit loss from trade receivables and loan receivables are as follows:

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2025	Not past due	months	months	months	12 months	Total
Trade receivables	5,068,335	204,594	38,013	1,170,688	180,872	6,662,502
Expected credit loss	4,002	219	8,703	528,079	180,872	721,875
Loan receivables	254,822	19,788	22,856	229,802	—	527,268
Expected credit loss	8,111	708	7,118	185,937	—	201,874

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2024	Not past due	months	months	months	12 months	Total
Trade receivables	4,430,856	378,547	350,828	377,696	79,660	5,617,587
Expected credit loss	19,016	22,496	61,733	114,505	78,719	296,469
Loan receivables	711,070	121,154	141,695	127,498	—	1,101,417
Expected credit loss	13,817	13,543	46,400	121,971	—	195,731

Funding risk

The ability to fund the existing and prospective debt requirements is managed by maintaining the availability of adequate funding lines from high quality lenders and supply financing arrangements.

NOTE 22 – FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Financial risk management (Continued)

Liquidity risk

The Group maintains available line of credit limits with various banks that can be used in obtaining cash, letters of guarantee and cash for payments to suppliers. The Group generates negative working capital as a result of its operating model. The table below shows the Group’s liquidity risk arising from financial liabilities.

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2025	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	25,879,493	26,166,334	25,648,274	518,060	—
Lease liabilities	1,829,274	2,844,635	343,991	923,834	1,576,810
Bank borrowings	596,550	596,550	596,550	—	—
Wallet deposits	261,187	261,187	261,187	—	—

	28,566,504	29,868,706	26,850,002	1,441,894	1,576,810

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2024	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	19,599,492	19,949,685	18,432,602	1,517,083	—
Lease liabilities	1,299,459	2,309,756	217,535	605,033	1,487,188
Bank borrowings	2,202,507	2,347,284	2,258,673	88,611	—
Wallet deposits	232,474	232,474	232,474	—	—
Due to related parties	16,939	16,939	16,939	—	—

	23,350,871	24,856,138	21,158,223	2,210,727	1,487,188

Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue its operations in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

Consistent with others in the industry, the Group monitors capital on the basis of the net debt to equity ratio. This ratio is calculated as net debt divided by equity. Net debt is calculated as total bank borrowings and lease liabilities less cash and cash equivalents. Net debt to equity ratios at 31 December 2025 and 2024 were as follows:

	2025	2024

Net debt (Note 24)	(8,881,808)	(5,333,499)
Total equity	2,011,596	4,347,566

Net debt to equity ratio	(442)%	(123)%